Document and Entity Information Document	Nov. 05, 2026
Document Information [Line Items]
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
City Area Code	(503)
Entity Address, Address Line One	250 SW Taylor Street
Entity Registrant Name	NORTHWEST NATURAL HOLDING COMPANY
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Central Index Key	0001733998
Amendment Flag	false
Entity File Number	1-38681
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	82-4710680
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
Local Phone Number	226-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	NWN
Security Exchange Name	NYSE
Northwest Natural Gas Company [Member]
Document Information [Line Items]
Entity Emerging Growth Company	false
City Area Code	(503)
Entity Address, Address Line One	250 SW Taylor Street
Entity Registrant Name	NORTHWEST NATURAL GAS COMPANY
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Central Index Key	0000073020
Amendment Flag	false
Entity File Number	1-15973
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0256722
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
Local Phone Number	226-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false